                                                               SEMIANNUAL REPORT


                                              February 17, 1998


Dear Shareholder,

   We are pleased to present you with the semiannual report for PaineWebber RMA Money Market Portfolio, PaineWebber RMA U.S. Government Portfolio, and PaineWebber RMA Tax-Free Fund, Inc., for the six-month period ended December 31, 1997.

GENERAL MARKET OVERVIEW
--------------------------------------------------------------------------------

   Throughout this period, the U.S. economy, in its seventh year of expansion, continued to demonstrate renewed vigor, with consecutive quarterly Gross Domestic Product growth reminiscent of 1994. Further preemptive tightening by the Federal Reserve was widely anticipated, though not realized, as domestic demand remained strong amidst a historically low, and declining, unemployment rate. Short-term interest rates remained at 5.5% throughout this period. However, Asia's currency and financial crisis sent a disinflationary impulse through the global economy late in the year, resulting in a change in sentiment in the U.S. Treasury market. As a result, the Federal Reserve appears to have adopted a "wait and see" stance, dampening any potential rally in the short end of the market. In the fourth quarter of 1997, the two-year Treasury yield dropped to 5.64% from 5.78% in the prior quarter, and the yield on the 30-Year Treasury ended 1997 at 5.92%, from 6.04% in the prior quarter. The bottom line was that the yield curve flattened with a yield spread of less than 30 basis points.

   The bond market, as measured by the Lehman Brothers Aggregate Index, posted a healthy 9.7% return by the end of the year, fueled in part by foreign investment in U.S. government debt. Corporate bonds underperformed Treasurys and mortgage-backed securities on a duration-adjusted basis (corporate bond spreads had widened due to technical weakness caused by concerns over the Asian economic crisis). U.S. government securities performed well in this environment. Longer maturity issues outperformed shorter-term issues as the yield curve flattened significantly. Mortgage-backed securities also posted a strong performance for the year, outperforming the major bond markets on a duration-adjusted basis by a fairly wide margin. High-yield securities, which had disappointing performance late in the year, significantly outperformed high-grades for the full year.

SEMIANNUAL REPORT


PORTFOLIO REVIEW
--------------------------------------------------------------------------------

   Throughout the period, the Funds maintained slightly higher average weighted maturities than their peers, in response to economic data indicating low inflation with vigorous economic growth.
--------------------------------------------------------------------------------

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

PaineWebber RMA Money Market Portfolio's net assets totaled $9.6 billion as of December 31, 1997. The Portfolio's current yield for the seven-day period ended December 31, 1997 was 5.24%. The Portfolio's weighted average maturity was 74 days as of December 31, 1997.
--------------------------------------------------------------------------------

PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO

PaineWebber RMA U.S. Government Portfolio's net assets totaled $1.1 billion as of December 31, 1997. The Portfolio's current yield for the seven-day period ended December 31, 1997 was 5.06%. The Portfolio's weighted average maturity was 69 days as of December 31, 1997.
--------------------------------------------------------------------------------

PAINEWEBBER RMA TAX-FREE FUND, INC.

PaineWebber RMA Tax-Free Fund's net assets totaled $2.2 billion as of December 31, 1997. The Fund's current yield for the seven-day period ended December 31, 1997 was 3.34%. The Fund's weighted average maturity was 54 days as of December 31, 1997. In addition, the Fund did not invest in any securities subject to the federal alternative minimum tax for individual taxpayers.

                                                               SEMIANNUAL REPORT


OUTLOOK
--------------------------------------------------------------------------------

   In 1998, we expect the economy will continue to grow at a satisfactory pace with subdued inflation. We expect the Fed to remain on hold until the shockwaves of the Asian crisis filter down. As of January 2, 1998, the federal funds rate remained at 5.5%, while commercial paper was at approximately a 5.55% discount level for the one-month product, with a yield ranging from 5.70% to 5.75% for the one-year product.

Given our view that the current economic environment will not change dramatically, we plan to maintain the Portfolios' and the Fund's current positions. Although we are interested in maintaining higher yields, we will not do so by sacrificing the Portfolios' and the Fund's emphasis on security, quality and liquidity.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support, and welcome any comments or questions you may have.

Sincerely,

/s/ MARGO N. ALEXANDER                      /s/ DENNIS L. McCAULEY

MARGO N. ALEXANDER                          DENNIS L. McCAULEY
President,                                  Managing Director and Chief
Mitchell Hutchins Asset                     Investment Officer--Fixed Income,
Management Inc.                             Mitchell Hutchins Asset
                                            Management Inc.

This letter is intended to assist shareholders in understanding how the Funds performed during the six-month period ended December 31, 1997, and reflects our views at the time we are writing this report. Of course, these views may change in response to changing circumstances. We encourage you to consult your investment executive regarding your personal investment program.

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

STATEMENT OF NET ASSETS                             DECEMBER 31, 1997(UNAUDITED)

PRINCIPAL
 AMOUNT
  (000)                                        MATURITY DATES          INTEREST RATES            VALUE
---------                                   ---------------------   ---------------------   ---------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--8.32%
$  80,000   U.S. Treasury Bills...........  10/15/98 to 11/12/98      4.910 to 5.190%@      $    76,617,756
  258,005   Federal Home Loan Bank........  01/28/98 to 11/19/98       5.750 to 5.900           258,005,000
   35,000   Federal Home Loan Bank........        01/06/98                             5.899*      34,991,782
   30,000   Federal National Mortgage
              Association.................        01/02/98                             5.543*      29,991,808
  168,850   Student Loan Marketing
              Association.................  01/08/98 to 11/20/98       5.700 to 5.850*          168,850,000
  230,000   Student Loan Marketing
              Association.................        01/06/98             5.639 to 5.949*          229,997,552
                                                                                            ---------------
Total U.S. Government and Agency
  Obligations (cost--$798,453,898)........                                                      798,453,898
                                                                                            ---------------

BANK NOTES--5.61%
DOMESTIC--4.80%
   45,000   Bank of America National Trust
              & Savings Association.......        05/05/98             6.130 to 6.150            44,998,311
   30,000   Bank One, Columbus N.A........        01/06/98                             5.570*      29,991,193
   37,000   Comerica Bank N.A., Detroit...        01/06/98                             5.969*      36,988,416
   25,000   FCC National Bank.............        01/02/98                             5.610*      24,993,038
   50,000   Fifth Third Bank of
              Northwestern Ohio, NA.......        01/16/98                             5.860      50,000,000
   80,000   Greenwood Trust Company.......  01/12/98 to 01/15/98       5.660 to 5.800            80,000,000
   14,800   Huntington National Bank......        10/02/98                             5.870      14,796,280
   30,000   KeyBank N.A...................        01/02/98                             6.120*      29,986,140
   79,000   PNC Bank, N.A.................        01/02/98             5.490 to 5.600            78,964,682
   21,800   SunTrust Bank.................        07/14/98                             5.830      21,792,700
   48,000   Wachovia Bank of North
              Carolina....................        10/08/98                             5.810      47,987,704
                                                                                            ---------------
                                                                                                460,498,464
                                                                                            ---------------
YANKEE--0.81%
   40,000   ABN AMRO Bank N.V.............        05/01/98                             6.140      39,997,358
   18,000   National Australia Bank
              Limited.....................        10/05/98                             5.850      17,985,950
   20,000   National Bank of Canada.......        06/22/98                             6.010      20,000,900
                                                                                            ---------------
                                                                                                 77,984,208
                                                                                            ---------------
Total Bank Notes (cost--$538,482,672).....                                                      538,482,672
                                                                                            ---------------

CERTIFICATES OF DEPOSIT--18.04%
DOMESTIC--4.22%
   80,000   American Express Centurion
              Bank........................  01/07/98 to 01/21/98       5.900 to 5.910            80,000,000
  259,900   Bankers Trust Company.........  03/24/98 to 08/28/98       5.970 to 6.280           259,885,013
   45,000   Bankers Trust Company.........        01/02/98             5.650 to 5.700*           44,992,181
   20,000   Comerica Bank N.A., Detroit...        03/27/98                             6.000      19,995,229
                                                                                            ---------------
                                                                                                404,872,423
                                                                                            ---------------
YANKEE--13.82%
   40,000   Barclays Bank PLC.............        10/22/98                             5.895      39,985,860
   15,500   Bayerische Vereinsbank AG.....        10/06/98                             5.710      15,465,701
   65,750   Canadian Imperial Bank of
              Commerce....................  02/27/98 to 06/29/98       5.760 to 5.950            65,738,076
   52,000   Credit Agricole Indosuez......  09/30/98 to 10/26/98       5.830 to 5.900            51,988,450
   50,000   Credit Suisse First Boston....        01/06/98                             5.949      50,000,000
   48,800   Creditanstalt-Bankverein......        06/04/98                             6.080      48,802,964
   55,000   Deutsche Bank AG..............        01/16/98                             5.640      54,999,652
  117,000   National Bank of Canada.......  02/06/98 to 11/20/98       5.700 to 5.920           117,006,805
   74,800   National Westminster Bank
              PLC.........................  06/26/98 to 07/30/98       5.790 to 5.940            74,788,129

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

PRINCIPAL
 AMOUNT
  (000)                                        MATURITY DATES          INTEREST RATES            VALUE
---------                                   ---------------------   ---------------------   ---------------

CERTIFICATES OF DEPOSIT (CONCLUDED)
YANKEE (CONCLUDED)

$  22,000   Rabobank Nederland............        03/20/98                             5.980% $    21,999,101
  139,800   Royal Bank of Canada..........  01/14/98 to 10/01/98       5.650 to 5.875           139,764,318
  120,000   Skandinaviska Enskilda
              Banken......................  01/02/98 to 01/06/98       5.900 to 5.910           120,000,102
  435,300   Societe Generale..............  01/06/98 to 12/17/98       5.720 to 6.350           435,225,035
   65,000   Svenska Handelsbanken.........  01/05/98 to 04/17/98       5.750 to 5.900            65,007,752
   26,000   Swiss Bank Corporation........        11/20/98                             5.880      25,993,397
                                                                                            ---------------
                                                                                              1,326,765,342
                                                                                            ---------------
Total Certificates of Deposit
  (cost--$1,731,637,765)..................                                                    1,731,637,765
                                                                                            ---------------

COMMERCIAL PAPER@--55.14%
ASSET-BACKED--15.17%
   88,000   Asset Securitization
              Cooperative Corporation.....  01/07/98 to 02/18/98       5.750 to 6.200            87,789,667
  100,000   Atlantis One Funding
              Corporation.................  01/27/98 to 02/13/98       5.820 to 6.100            99,432,139
   80,000   Delaware Funding
              Corporation.................  01/09/98 to 01/30/98       5.640 to 5.880            79,783,489
  147,500   Eiger Capital Corporation.....  01/12/98 to 02/20/98       5.730 to 5.840           146,400,163
   93,946   Enterprise Funding
              Corporation.................  01/05/98 to 01/21/98       5.730 to 5.850            93,730,859
  145,075   Falcon Asset Securitization
              Corporation.................  01/05/98 to 02/20/98       5.650 to 5.870           144,462,465
  416,000   New Center Asset Trust........  01/02/98 to 03/17/98       5.520 to 6.750           414,453,073
  272,218   Preferred Receivables Funding
              Corporation.................  01/06/98 to 02/11/98       5.580 to 5.900           271,181,205
  119,005   Triple-A One Funding
              Corporation.................  01/06/98 to 01/15/98       5.620 to 6.000           118,818,189
                                                                                            ---------------
                                                                                              1,456,051,249
                                                                                            ---------------
AUTO & TRUCK--1.48%
  100,000   Ford Motor Credit
              Corporation.................        01/05/98                             6.200      99,931,111
   42,000   PACCAR Financial
              Corporation.................        01/21/98                             5.800      41,864,667
                                                                                            ---------------
                                                                                                141,795,778
                                                                                            ---------------
BANKING--7.96%
    9,900   Bankers Trust New York
              Corporation.................        03/30/98                             5.580       9,764,964
  105,000   Banque et Caisse d'Epargne de
              L'Etat......................  01/21/98 to 03/03/98       5.680 to 5.760           104,255,478
  160,000   BBL North America
              Incorporated................  01/02/98 to 02/13/98       5.670 to 6.800           159,725,539
   18,000   BCI Funding Corporation.......        02/06/98                             5.850      17,894,700
   50,000   Canadian Imperial Bank of
              Commerce....................        03/18/98                             5.720      49,396,222
   54,450   Credit Agricole Indosuez North
              America Incorporated........        01/16/98             5.700 to 5.720            54,320,436
   25,000   Credito Italiano (Delaware)
              Incorporated................        01/12/98                             5.800      24,955,694
   75,000   Cregem North America
              Incorporated................  01/23/98 to 03/09/98       5.590 to 5.700            74,488,403
   75,000   Den Danske Corporation........  01/06/98 to 01/08/98                       5.860      74,930,819
   57,500   Nordbanken North America
              Incorporated................  01/12/98 to 02/17/98       5.520 to 5.840            57,312,794
   13,000   San Paolo U.S. Financial
              Company.....................        01/05/98                             5.580      12,991,940
  105,000   Unifunding Incorporated.......  01/09/98 to 04/20/98       5.510 to 5.830           104,239,739
   20,000   Westpac Capital Corporation...        01/27/98                             5.700      19,917,667
                                                                                            ---------------
                                                                                                764,194,395
                                                                                            ---------------
BROKER-DEALER--6.35%
   99,500   Goldman Sachs Group L.P.......        09/25/98                             5.580      95,382,192
  158,750   Lehman Brothers Holdings
              Incorporated................  01/08/98 to 03/27/98       5.800 to 6.700           157,940,740
   73,525   Merrill Lynch & Company,
              Incorporated................  01/13/98 to 03/26/98       5.550 to 5.575            72,847,521

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

PRINCIPAL
 AMOUNT
  (000)                                        MATURITY DATES          INTEREST RATES            VALUE
---------                                   ---------------------   ---------------------   ---------------

COMMERCIAL PAPER@ (CONTINUED)
BROKER-DEALER (CONCLUDED)

$ 284,700   Morgan Stanley Group
              Incorporated................  01/14/98 to 04/06/98       5.480 to 5.850%      $   283,298,181
                                                                                            ---------------
                                                                                                609,468,634
                                                                                            ---------------
BUSINESS SERVICES--0.98%
   44,000   Block Financial Corporation...  01/23/98 to 03/06/98       5.520 to 5.750            43,755,689
   50,000   PHH Corporation...............        01/21/98                             5.950      49,834,722
                                                                                            ---------------
                                                                                                 93,590,411
                                                                                            ---------------
CHEMICALS--0.51%
   49,500   Monsanto Company..............  01/08/98 to 01/15/98                       5.820      49,410,598
                                                                                            ---------------
CONSUMER PRODUCTS--0.69%
   66,300   Procter & Gamble Company......        02/11/98                             5.630      65,874,888
                                                                                            ---------------
DRUGS, HEALTH CARE--3.60%
   50,000   Abbott Laboratories...........        01/08/98                             6.100      49,940,694
   30,000   AC Acquisition Holding
              Company.....................        01/21/98                             5.600      29,906,667
   95,000   Bayer Corporation.............  01/13/98 to 02/20/98       5.510 to 5.760            94,578,111
   28,000   Novartis Finance
              Corporation.................        01/14/98                             5.870      27,940,648
   44,340   Pfizer Incorporated...........  01/20/98 to 01/23/98       5.750 to 5.790            44,193,183
   99,300   Warner Lambert Company........        01/05/98                             6.050      99,233,248
                                                                                            ---------------
                                                                                                345,792,551
                                                                                            ---------------
ELECTRONICS--0.67%
   40,000   Emerson Electric Company......        01/29/98                             5.700      39,822,667
   25,000   Siemens Corporation...........        02/20/98                             5.690      24,802,430
                                                                                            ---------------
                                                                                                 64,625,097
                                                                                            ---------------
ENERGY--0.21%
   20,000   Exxon Asset Management........        01/05/98                             5.980      19,986,711
                                                                                            ---------------
ENTERTAINMENT--1.19%
  114,200   The Walt Disney Company.......  01/02/98 to 01/15/98       5.700 to 6.600           114,128,230
                                                                                            ---------------
FINANCE-CONDUIT--1.42%
   50,000   Commerzbank U.S. Finance
              Incorporated................        01/28/98                             5.890      49,779,125
   12,013   Compagnie Bancaire USA Funding
              Corporation.................        01/20/98                             5.600      11,977,495
   40,000   MetLife Funding
              Incorporated................        01/28/98                             5.730      39,828,100
   34,300   Svenska Handelsbanken.........        01/12/98                             5.520      34,242,147
                                                                                            ---------------
                                                                                                135,826,867
                                                                                            ---------------
FINANCE-CONSUMER--0.83%
   80,000   Transamerica Finance
              Corporation.................  01/08/98 to 01/16/98       5.620 to 6.000            79,871,417
                                                                                            ---------------
FINANCE-DIVERSIFIED--0.78%
   75,000   Barclays U.S. Funding.........  01/05/98 to 01/20/98       5.690 to 5.830            74,833,653
                                                                                            ---------------
FINANCE-INDEPENDENT--0.83%
   81,500   National Rural Utilities
              Cooperative Finance
              Corporation.................  02/06/98 to 05/15/98       5.530 to 5.580            79,997,142
                                                                                            ---------------

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

PRINCIPAL
 AMOUNT
  (000)                                        MATURITY DATES          INTEREST RATES            VALUE
---------                                   ---------------------   ---------------------   ---------------

COMMERCIAL PAPER@ (CONCLUDED)

FINANCE-SUBSIDIARY--2.01%
$ 120,000   Dresdner U.S. Finance
              Incorporated................  01/08/98 to 02/02/98       5.740 to 5.770%      $   119,662,401
   74,000   National Australia Funding
              (Delaware) Incorporated.....  01/16/98 to 02/17/98       5.740 to 5.790            73,572,487
                                                                                            ---------------
                                                                                                193,234,888
                                                                                            ---------------
FOOD, BEVERAGE & TOBACCO--2.71%
   30,000   Coca-Cola Company.............        01/13/98                             5.700      29,943,000
   85,000   Grand Metropolitan Capital
              Corporation.................  01/20/98 to 03/04/98       5.550 to 5.720            84,538,692
   38,000   Heinz (H.J.) Company..........        02/20/98                             5.740      37,697,055
  108,650   McDonald's Corporation........  01/09/98 to 01/22/98       5.750 to 5.950           108,389,767
                                                                                            ---------------
                                                                                                260,568,514
                                                                                            ---------------
MANUFACTURING-DIVERSIFIED--0.78%
   75,000   BTR Dunlop Finance
              Incorporated................  01/29/98 to 02/18/98       5.680 to 5.900            74,581,222
                                                                                            ---------------
METALS & MINING--0.31%
   30,000   Rio Tinto America
              Incorporated................        02/12/98                             5.680      29,801,200
                                                                                            ---------------
MISCELLANEOUS--0.31%
   30,000   Beta Finance..................        02/19/98                             5.700      29,767,250
                                                                                            ---------------
RETAIL-MERCHANDISE--1.04%
   50,000   Penney (J.C.) Funding
              Corporation.................        01/14/98                             5.800      49,895,278
   50,000   Sears Roebuck Acceptance
              Corporation.................        01/14/98                             5.900      49,893,472
                                                                                            ---------------
                                                                                                 99,788,750
                                                                                            ---------------
TELECOMMUNICATIONS--4.46%
  294,350   Bell Atlantic Financial
              Services Incorporated.......  01/06/98 to 01/28/98       5.700 to 6.150           293,651,385
  134,500   BellSouth Capital Funding
              Corporation.................  01/15/98 to 01/22/98       5.790 to 5.830           134,112,343
                                                                                            ---------------
                                                                                                427,763,728
                                                                                            ---------------
UTILITY-ELECTRIC--0.59%
   57,000   Southern Company..............  02/27/98 to 03/10/98       5.720 to 5.730            56,448,229
                                                                                            ---------------
UTILITY-GAS--0.26%
   25,000   Consolidated Natural Gas
              Company.....................        01/06/98                             6.200      24,978,472
                                                                                            ---------------
Total Commercial Paper
  (cost--$5,292,379,874)..................                                                    5,292,379,874
                                                                                            ---------------

SHORT-TERM CORPORATE OBLIGATIONS--10.51%
AUTO & TRUCK--0.26%
   25,000   Ford Motor Credit
              Corporation.................        02/26/98                             6.250      25,014,686
                                                                                            ---------------
BROKER-DEALER--7.23%
   84,850   Bear Stearns Companies,
              Incorporated................  01/14/98 to 07/14/98       5.830 to 6.000            84,850,000
  337,600   Bear Stearns Companies,
              Incorporated................  01/02/98 to 01/26/98       5.670 to 6.111*          337,655,532
   90,000   Lehman Brothers Holdings
              Incorporated................  01/13/98 to 01/27/98       5.969 to 6.280*           90,066,623
   55,000   Merrill Lynch & Company,
              Incorporated................  06/10/98 to 10/09/98       5.960 to 6.080            55,000,000
   43,800   Merrill Lynch & Company,
              Incorporated................  01/02/98 to 01/06/98       5.590 to 5.680*           43,799,596
   57,800   Morgan Stanley Group
              Incorporated................  01/02/98 to 02/13/98       5.825 to 6.230*           57,800,000

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

PRINCIPAL
 AMOUNT
  (000)                                        MATURITY DATES          INTEREST RATES            VALUE
---------                                   ---------------------   ---------------------   ---------------

SHORT-TERM CORPORATE OBLIGATIONS (CONCLUDED)
BROKER-DEALER (CONCLUDED)

$  25,000   Morgan Stanley, Dean Witter &
              Discover Company............        01/02/98                             5.580%* $    25,001,320
                                                                                            ---------------
                                                                                                694,173,071
                                                                                            ---------------
COMPUTERS--0.52%
   49,400   IBM Credit Corporation........  01/06/98 to 03/19/98       5.756 to 6.029*           49,386,464
                                                                                            ---------------
FINANCE SUBSIDIARY--0.21%
   19,800   Deutsche Bank AG..............        11/17/98                             5.920      19,800,000
                                                                                            ---------------
INSURANCE--0.52%
   50,000   Prudential Funding
              Corporation.................        01/06/98                             5.660      50,000,000
                                                                                            ---------------
MISCELLANEOUS--1.77%
  170,000   Beta Finance Incorporated.....  01/13/98 to 08/17/98       5.800 to 6.120           170,006,819
                                                                                            ---------------
Total Short-Term Corporate Obligations
  (cost--$1,008,381,040)..................                                                    1,008,381,040
                                                                                            ---------------

REPURCHASE AGREEMENTS--1.87%
   29,278   Repurchase Agreement dated
              12/31/97 with Citicorp
              Securities Incorporated,
              collateralized by
              $29,030,000 U.S. Treasury
              Bonds, 6.125% due 11/15/27
              (value-$29,864,613);
              proceeds: $29,288,329.......        01/02/98                             6.350      29,278,000
   26,735   Repurchase Agreement dated
              12/31/97 with J.P. Morgan
              Securities Incorporated,
              collateralized by
              $26,285,000 U.S. Treasury
              Notes, 8.875% due 11/15/98
              (value-$27,270,688);
              proceeds: $26,743,540.......        01/02/98                             5.750      26,735,000
   32,941   Repurchase Agreement dated
              12/31/97 with J.P. Morgan
              Securities Incorporated,
              collateralized by
              $33,600,000 U.S. Treasury
              Notes, 4.750% due 10/31/98
              (value-$33,600,000);
              proceeds: $32,951,523.......        01/02/98                             5.750      32,941,000
   40,447   Repurchase Agreement dated
              12/31/97 with J.P. Morgan
              Securities Incorporated,
              collateralized by
              $41,000,000 U.S. Treasury
              Notes, 6.000% due 05/31/98
              (value-$41,256,250);
              proceeds: $40,459,921.......        01/02/98                             5.750      40,447,000
   49,877   Repurchase Agreement dated
              12/31/97 with J.P. Morgan
              Securities Incorporated,
              collateralized by
              $50,000,000 U.S. Treasury
              Notes, 6.000% due 09/30/98
              (value-$50,875,000);
              proceeds: $49,892,933.......        01/02/98                             5.750      49,877,000
                                                                                            ---------------
Total Repurchase Agreements
  (cost--$179,278,000)....................                                                      179,278,000
                                                                                            ---------------
Total Investments (cost--$9,548,613,249,
  which approximates cost for federal
  income tax purposes)--99.49%............                                                    9,548,613,249
                                                                                                 48,861,090
Other assets in excess of
liabilities--0.51%........................
                                                                                            ---------------
Net Assets (applicable to 9,601,636,104
  shares of common stock outstanding at
  $1.00 per share)--100.00%...............                                                  $ 9,597,474,339
                                                                                            ---------------
                                                                                            ---------------

-----------------

* Variable rate securities--maturity date reflects earlier of reset date or stated maturity date. The interest rates shown are the current rates as of December 31, 1997.

@ Interest rates shown are discount rates at date of purchase.

                       Weighted average maturity--74 days
                 See accompanying notes to financial statements

PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO

STATEMENT OF NET ASSETS                             DECEMBER 31, 1997(UNAUDITED)

PRINCIPAL
 AMOUNT
  (000)                                                                  MATURITY DATES         INTEREST RATES           VALUE
---------                                                              -------------------  -----------------------  --------------
U.S. GOVERNMENT OBLIGATIONS--54.64%
$  55,000  U.S. Treasury Bills.......................................       01/22/98           5.165 to 5.180%@      $   54,834,115
                                                                           01/15/98 to
  555,000  U.S. Treasury Notes.......................................       11/30/98            4.750 to 8.250          555,361,863
                                                                                                                     --------------
Total U.S. Government Obligations (cost--$610,195,978)...............                                                   610,195,978
                                                                                                                     --------------

REPURCHASE AGREEMENTS--44.84%
   45,000  Repurchase Agreement dated 12/31/97 with Citicorp
             Securities Incorporated, collateralized by $46,135,000
             U.S. Treasury Notes, 5.125% due 12/31/98
             (value-$45,904,325); proceeds: $45,015,875..............       01/02/98                   6.350             45,000,000
   45,000  Repurchase Agreement dated 12/31/97 with Dean Witter
             Reynolds Incorporated, collateralized by $42,909,000
             U.S. Treasury Notes, 7.500% due 11/15/01
             (value-$45,912,630); proceeds: $45,016,000..............       01/02/98                   6.400             45,000,000
   45,000  Repurchase Agreement dated 12/31/97 with Dresdner
             Kleinwort Benson N.A. LLC, collateralized by $28,656,000
             U.S. Treasury Bonds, 11.250% due 02/15/15
             (value-$45,901,181); proceeds: $45,015,000..............       01/02/98                   6.000             45,000,000
   45,000  Repurchase Agreement dated 12/31/97 with First Chicago
             Capital Markets Incorporated, collateralized by
             $45,340,000 U.S. Treasury Notes, 6.125% due 12/31/01
             (value-$45,906,750); proceeds: $45,016,500..............       01/02/98                   6.600             45,000,000
   45,000  Repurchase Agreement dated 12/31/97 with Goldman Sachs &
             Company, collateralized by $37,100,000 U.S. Treasury
             Bonds, 10.750% due 05/15/03 (value-$45,929,800);
             proceeds: $45,015,875...................................       01/02/98                   6.350             45,000,000
   30,000  Repurchase Agreement dated 12/31/97 with HSBC Securities
             Incorporated, collateralized by $24,024,000 U.S.
             Treasury Bonds, 8.125% due 08/15/19 (value-$30,600,570);
             proceeds: $30,010,417...................................       01/02/98                   6.250             30,000,000
   45,000  Repurchase Agreement dated 12/31/97 with J.P. Morgan
             Securities Incorporated, collateralized by $44,295,000
             U.S. Treasury Notes, 6.375% due 01/15/99
             (value-$45,900,694); proceeds: $45,015,000..............       01/02/98                   6.000             45,000,000
   45,000  Repurchase Agreement dated 12/31/97 with Salomon Brothers
             Incorporated, collateralized by $33,590,000 U.S.
             Treasury Bonds, 8.875% due 02/15/19 (value-$45,934,325);
             proceeds: $45,016,500...................................       01/02/98                   6.600             45,000,000
   17,103  Repurchase Agreement dated 12/31/97 with Societe Generale
             Securities Corporation, collateralized by $17,124,000
             U.S. Treasury Notes, 6.375% due 04/30/99
             (value-$17,466,480); proceeds: $17,109,271..............       01/02/98                   6.600             17,103,000
   27,897  Repurchase Agreement dated 12/31/97 with Societe Generale
             Securites Corporation, collateralized by $28,000,000
             U.S. Treasury Notes, 5.500% due 11/15/98
             (value-$28,490,000); proceeds: $27,907,229..............       01/02/98                   6.600             27,897,000

PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO

PRINCIPAL
 AMOUNT
  (000)                                                                  MATURITY DATES         INTEREST RATES           VALUE
---------                                                              -------------------  -----------------------  --------------

REPURCHASE AGREEMENTS (CONCLUDED)

$  20,684  Repurchase Agreement dated 12/31/97 with State Street Bank and Trust Company, collateralized by $19,225,000 U.S.
             Treasury Bonds, 7.875% due 11/15/07 (value-$21,099,438);
             proceeds: $20,690,320...................................       01/02/98                   5.500%        $   20,684,000
   45,000  Repurchase Agreement dated 12/31/97 with UBS Securities
             LLC, collateralized by $39,231,000 U.S. Treasury Bonds,
             7.500% due 11/15/16 (value-$45,900,270); proceeds:
             $45,016,250.............................................       01/02/98                   6.500             45,000,000
   45,000  Repurchase Agreement dated 12/31/97 with Zions First
             National Bank, collateralized by $44,735,000 U.S.
             Treasury Notes, 6.250% due 10/31/01 (value-$45,929,425);
             proceeds: $45,016,250...................................       01/02/98                   6.500             45,000,000
                                                                                                                     --------------
Total Repurchase Agreements (cost--$500,684,000).....................                                                   500,684,000
                                                                                                                     --------------
                                                                                                                      1,110,879,978
Total Investments (cost--$1,110,879,978, which approximates cost for federal income tax purposes)--99.48%...............................
                                                                                                                          5,847,289
Other assets in excess of liabilities--0.52%.........................
                                                                                                                     --------------
                                                                                                                     $1,116,727,267
Net Assets (applicable to 1,117,142,347 shares of common stock outstanding at $1.00 per share)--100.00%...........................
                                                                                                                     --------------
                                                                                                                     --------------

-----------------

@ Interest rates shown are discount rates at date of purchase.

                       Weighted average maturity--69 days

                 See accompanying notes to financial statements

PAINEWEBBER RMA MONEY FUND, INC.

STATEMENT OF OPERATIONS

                                                                                                      FOR THE SIX MONTHS ENDED
                                                                                                         DECEMBER 31, 1997
                                                                                                            (UNAUDITED)
                                                                                                  --------------------------------
                                                                                                   MONEY MARKET    U.S. GOVERNMENT
                                                                                                     PORTFOLIO        PORTFOLIO
                                                                                                  ---------------  ---------------
INVESTMENT INCOME:
Interest........................................................................................  $   271,546,536   $  31,327,122
                                                                                                  ---------------  ---------------

EXPENSES:
Investment advisory and administration..........................................................       23,836,972       2,430,600
Transfer agency and service fees................................................................        2,932,547         142,173
Custody and accounting..........................................................................          473,912          56,132
Federal and state registration..................................................................          435,339          49,806
Reports and notices to shareholders.............................................................          248,516          36,009
Insurance.......................................................................................          140,927          19,877
Legal and audit.................................................................................          128,059          46,621
Directors' fees.................................................................................            5,250           5,250
Distribution fees...............................................................................               --         452,754
Other expenses..................................................................................           56,629           8,363
                                                                                                  ---------------  ---------------
                                                                                                       28,258,151       3,247,585
                                                                                                  ---------------  ---------------
NET INVESTMENT INCOME...........................................................................      243,288,385      28,079,537
NET REALIZED GAIN (LOSS) FROM INVESTMENT TRANSACTIONS...........................................         (345,807)          3,611
                                                                                                  ---------------  ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS............................................  $   242,942,578   $  28,083,148
                                                                                                  ---------------  ---------------
                                                                                                  ---------------  ---------------

                 See accompanying notes to financial statements

PAINEWEBBER RMA MONEY FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

                                                             FOR THE SIX MONTHS ENDED
                                                                DECEMBER 31, 1997                   FOR THE YEAR ENDED
                                                                   (UNAUDITED)                        JUNE 30, 1997
                                                        ----------------------------------  ----------------------------------
                                                          MONEY MARKET    U.S. GOVERNMENT     MONEY MARKET    U.S. GOVERNMENT
                                                           PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                        ----------------  ----------------  ----------------  ----------------
FROM OPERATIONS:
Net investment income.................................  $    243,288,385  $     28,079,537  $    404,764,048  $     55,146,698
Net realized gain (loss) from investment
  transactions........................................          (345,807)            3,611           347,934            10,458
                                                        ----------------  ----------------  ----------------  ----------------
Net increase in net assets resulting from
  operations..........................................       242,942,578        28,083,148       405,111,982        55,157,156
                                                        ----------------  ----------------  ----------------  ----------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income.................................      (243,288,385)      (28,079,537)     (404,764,048)      (55,146,698)
                                                        ----------------  ----------------  ----------------  ----------------

NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
  SHARE TRANSACTIONS..................................       924,765,093        32,857,226     1,150,094,848       (53,654,514)
                                                        ----------------  ----------------  ----------------  ----------------
Net increase (decrease) in net assets.................       924,419,286        32,860,837     1,150,442,782       (53,644,056)

NET ASSETS:
Beginning of period...................................     8,673,055,053     1,083,866,430     7,522,612,271     1,137,510,486
                                                        ----------------  ----------------  ----------------  ----------------
End of period.........................................  $  9,597,474,339  $  1,116,727,267  $  8,673,055,053  $  1,083,866,430
                                                        ----------------  ----------------  ----------------  ----------------
                                                        ----------------  ----------------  ----------------  ----------------

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  PaineWebber RMA Money Fund, Inc. ("Corporation") was organized under the laws of Maryland on July 2, 1982 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Corporation is a series mutual fund with three portfolios, each of which are diversified series: PaineWebber RMA Money Market Portfolio ("Money Market Portfolio"), PaineWebber RMA U.S. Government Portfolio ("U.S. Government Portfolio") (collectively the "Funds") and PaineWebber Retirement Money Fund. The financial statements of PaineWebber Retirement Money Fund are not included herein.

  The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

  VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

  REPURCHASE AGREEMENTS--The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/ or retention of the collateral may be subject to legal proceedings.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

  The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

INVESTMENT ADVISER AND ADMINISTRATOR

  The Corporation's Board of Directors has approved an Investment Advisory and Administration Contract ("Advisory Contract") with PaineWebber Incorporated ("PaineWebber"), under which PaineWebber serves as investment adviser and

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

administrator of the Corporation and each of its series. In accordance with the Advisory Contract, each Fund pays PaineWebber an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

                                                                                          ANNUAL
AVERAGE DAILY NET ASSETS                                                                   RATE
--------------------------------------------------------------------------------------  -----------
MONEY MARKET PORTFOLIO:
All...................................................................................        0.50%
U.S. GOVERNMENT PORTFOLIO:
Up to $300 million....................................................................        0.50
In excess of $300 million up to $750 million..........................................        0.44
Over $750 million.....................................................................        0.36

  At December 31, 1997, the Money Market Portfolio and the U.S. Government Portfolio owed PaineWebber $4,191,403, and $417,667 respectively, for investment advisory and administration fees.

  Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly-owned asset management subsidiary of PaineWebber, serves as sub-adviser and sub-administrator of the Fund pursuant to a Sub-Advisory and Sub-Administration Contract between PaineWebber and Mitchell Hutchins. In accordance with that contract, PaineWebber (not the Fund) pays Mitchell Hutchins a fee, computed daily and paid monthly, at an annual rate of 20% of the fee paid by the Fund to PaineWebber under the Advisory Contract.

DISTRIBUTION PLAN

  PaineWebber is the distributor of the shares of both the U.S. Government Portfolio and Money Market Portfolio. Under the plan of distribution, the U.S. Government Portfolio is authorized to pay PaineWebber a monthly service fee at the annual rate of up to 0.15% of its average daily net assets for providing certain shareholder services. PaineWebber was compensated for providing such services at the annual rate of 0.08% of the U.S. Government Portfolio's average daily net assets until February 11, 1998. Effective February 12, 1998, this fee became payable at the annual rate of 0.125% of U.S. Government Portfolio's average daily net assets. No such fees are charged by PaineWebber for the similar services it provides for the Money Market Portfolio. At December 31, 1997, the U.S. Government Portfolio owed PaineWebber $78,093 for such service fees.

TRANSFER AGENCY SERVICE FEES

  Prior to August 1, 1997, each Fund paid PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account, plus certain out-of-pocket expenses, for certain services not provided by the Funds' transfer agent. For these services for the month ended July 31, 1997, PaineWebber earned $156,077 and $12,249 from the Money Market Portfolio and the U.S. Government Portfolio, respectively.

  Subsequent to July 31, 1997, PaineWebber provides transfer agency related services to each Fund pursuant to a delegation of authority from PFPC, Inc., the Funds' transfer agent, and is compensated for these services by PFPC, Inc., not the Funds. For the five months ended December 31, 1997, PaineWebber received from PFPC, Inc., not the Funds, approximately 54% and 52% of the total transfer agency and related service fees collected by PFPC, Inc. from the Money Market Portfolio and the U.S. Government Portfolio, respectively.

OTHER LIABILITIES

  At December 31, 1997, the Money Market Portfolio and the U.S. Government Portfolio, had dividends payable aggregating $19,766,119 and $2,208,386, respectively.

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

FEDERAL TAX STATUS

  Each Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

  At June 30, 1997, Money Market Portfolio and U.S. Government Portfolio had net capital loss carryforwards of $2,878,851, and $23,802, respectively. These loss carryforwards are available as reductions, to the extent provided in the regulations, of future net realized capital gains, and will expire between June 30, 1998 and June 30, 2003 for Money Market Portfolio and between June 30, 2003 and June 30, 2005 for U.S. Government Portfolio. To the extent that these losses are used to offset future net capital gains, the gains so offset will not be distributed.

CAPITAL SHARE TRANSACTIONS

  There are 30 billion $0.001 par value authorized shares of common stock relating to the Money Market Portfolio and 10 billion $0.001 par value authorized shares of common stock relating to the U.S. Government Portfolio. Transactions in capital shares, at $1.00 per share, were as follows:

                                                        FOR THE SIX MONTHS ENDED             FOR THE YEAR ENDED
                                                           DECEMBER 31, 1997                   JUNE 30, 1997
                                                    --------------------------------  --------------------------------
                                                     MONEY MARKET    U.S. GOVERNMENT   MONEY MARKET    U.S. GOVERNMENT
                                                       PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                    ---------------  ---------------  ---------------  ---------------
Shares sold.......................................   29,967,913,290   2,790,286,414    46,081,179,686   5,743,052,232
Shares repurchased................................  (29,275,684,205) (2,784,611,689)  (45,323,952,320) (5,850,657,192)
Dividends reinvested..............................      232,536,008      27,182,501       392,867,482      53,950,446
                                                    ---------------  ---------------  ---------------  ---------------
Net increase (decrease) in shares outstanding.....      924,765,093      32,857,226     1,150,094,848     (53,654,514)
                                                    ---------------  ---------------  ---------------  ---------------
                                                    ---------------  ---------------  ---------------  ---------------

PAINEWEBBER RMA MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:

                                        FOR THE SIX
                                          MONTHS
                                           ENDED                            FOR THE YEARS ENDED JUNE 30,
                                     DECEMBER 31, 1997   -------------------------------------------------------------------
                                        (UNAUDITED)         1997          1996          1995          1994          1993
                                     -----------------   -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of
 period............................      $    1.00       $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                            ------       -----------   -----------   -----------   -----------   -----------
Net investment income..............          0.026           0.049         0.051         0.049         0.030         0.029
Dividends from net investment
 income............................         (0.026)         (0.049)       (0.051)       (0.049)       (0.030)       (0.029)
                                            ------       -----------   -----------   -----------   -----------   -----------
Net asset value, end of period.....      $    1.00       $    1.00     $    1.00     $    1.00     $    1.00     $    1.00
                                            ------       -----------   -----------   -----------   -----------   -----------
                                            ------       -----------   -----------   -----------   -----------   -----------
Total investment return(1).........           2.60%           5.04%         5.25%         5.00%         2.95%         2.98%
                                            ------       -----------   -----------   -----------   -----------   -----------
                                            ------       -----------   -----------   -----------   -----------   -----------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
 (000's)...........................     $9,597,474       $8,673,055    $7,522,612    $5,398,146    $4,337,009    $4,031,398
Expenses to average net assets.....           0.59%*          0.59%         0.60%(2)      0.59%         0.59%         0.59%
Net investment income to average
 net assets........................           5.10%*          4.94%         5.14%(2)      4.91%         2.98%         2.95%

-----------------

*  Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for period of less than one year has not been annualized.

(2) These ratios include non-recurring acquisition expenses of 0.01%.

PAINEWEBBER RMA U.S. GOVERNMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:

                                     FOR THE SIX MONTHS
                                           ENDED                                FOR THE YEARS ENDED JUNE 30,
                                     DECEMBER 31, 1997    ------------------------------------------------------------------------
                                        (UNAUDITED)           1997           1996           1995           1994           1993
                                     ------------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of
 period............................      $     1.00       $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                             ------           ------         ------         ------         ------         ------
Net investment income..............           0.025            0.048          0.049          0.046          0.027          0.028
Dividends from net investment
  income...........................          (0.025)          (0.048)        (0.049)        (0.046)        (0.027)        (0.028)
                                             ------           ------         ------         ------         ------         ------
Net asset value, end of period.....      $     1.00       $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                             ------           ------         ------         ------         ------         ------
                                             ------           ------         ------         ------         ------         ------
Total investment return(1).........            2.53%            4.88%          5.04%          4.67%          2.74%          2.83%
                                             ------           ------         ------         ------         ------         ------
                                             ------           ------         ------         ------         ------         ------
RATIOS/SUPPLEMENT DATA:
Net assets, end of period
 (000's)...........................      $1,116,727       $1,083,866     $1,137,510       $815,781       $854,928       $880,834
Expenses to average net assets.....            0.57%*           0.62%          0.65%(2)       0.63%          0.62%          0.61%
Net investment income to average
  net assets.......................            4.96%*           4.78%          4.91%(2)       4.55%          2.75%          2.80%

-----------------

*  Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for period of less than one year has not been annualized.

(2) These ratios include non-recurring acquisition expenses of 0.02%.

PAINEWEBBER RMA TAX-FREE FUND, INC.

STATEMENT OF NET ASSETS                             DECEMBER 31, 1997(UNAUDITED)

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------
ALABAMA--1.05%
  $     4,835    Birmingham Alabama Refunding
                   Series A....................            A                   3.650%         $      4,835,000
        6,800    Birmingham Alabama Medical
                   Clinic Board Revenue
                   (U.A.H.S.F.)................            A                   3.700                 6,800,000
        5,000    Port City Medical Clinic
                   Series 1992 A...............            A                   3.800                 5,000,000
        6,000    St. Clair County Industrial
                   Development Board
                   (National Cement Company
                   Inc. Project)...............            A                   4.250                 6,000,000
                                                                                              ----------------
                                                                                                    22,635,000
                                                                                              ----------------
ALASKA--0.23%
        5,000    Valdez Marine Terminal Revenue
                   (Exxon Pipeline Company
                   Project)....................            A                   5.000                 5,000,000
                                                                                              ----------------
ARIZONA--3.31%
       11,200    Apache County Industrial
                   Development Authority
                   (Tucson Electric Power
                   Company Project Series B)...            A                   3.800                11,200,000
        5,000    Apache County Industrial
                   Development Authority
                   (Tucson Electric Power
                   Springerville Project)......            A                   3.750                 5,000,000
        7,500    City of Mesa Municipal
                   Development Special Tax.....         01/26/98               3.700                 7,500,000
       10,000    Maricopa County Pollution
                   Control
                   (Arizona Public Service
                   Company)....................            A                   3.700                10,000,000
        4,200    Phoenix Multi-Family Housing
                   Authority
                   (Del Mar Terrace Apartments
                   Project)....................            A                   4.100                 4,200,000
        8,400    Phoenix Multi-Family Housing
                   Authority
                   (Southwest Villages
                   Project)....................            A                   4.200                 8,400,000
        3,400    Salt River Agricultural
                   Improvement & Power Project
                   District Electric Systems
                   Revenue Series A
                   (Pre-refunded with U.S.
                   Government Securities to
                   01/01/98 @ 102).............         01/01/98               7.875                 3,468,000
       19,000    Salt River Agricultural
                   Improvement & Power Project
                   Tax-Exempt Commercial
                   Paper.......................   02/12/98 to 02/17/98         3.700                19,000,000
        2,750    Scottsdale Industrial
                   Development Authority
                   Hospital Revenue
                   (Scottsdale Memorial
                   Hospital)
                   (Pre-refunded with U.S.
                   Government Securities to
                   09/01/98 @ 101).............         09/01/98               7.050                 2,833,702
                                                                                              ----------------
                                                                                                    71,601,702
                                                                                              ----------------
CALIFORNIA--3.01%
        5,500    California Higher Education
                   Loan Authority
                   (Student Loans)
                   Adjustable Rate Bonds.......         07/01/98               4.000                 5,500,192
        4,500    California Higher Education
                   Loan Authority
                   (Student Loans)
                   Adjustable Rate Bonds.......         05/01/98               3.950                 4,500,000
          300    California Pollution Control
                   Financing Authority
                   (Pacific Gas & Electric
                   Company)....................            A                   4.750                   300,000
        6,100    California Statewide
                   Communities Development
                   Authority
                   Tax and Revenue Anticipation
                   Notes.......................         06/30/98               4.500                 6,120,538
        6,100    Fresno County
                   Tax and Revenue Anticipation
                   Notes.......................         06/30/98               4.250                 6,113,007
        7,100    Los Angeles County Pension
                   Obligation Series C.........            A                   3.350                 7,100,000
        7,000    Los Angeles Regional Airports
                   Improvement Corporation
                   Lease Revenue...............            A                   5.000                 7,000,000

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

CALIFORNIA (CONCLUDED)

  $     5,000    Riverside County
                   Tax and Revenue Anticipation
                   Notes Series A..............         06/30/98               4.500%         $      5,013,030
        4,000    Santa Barbara County Schools
                   Financing Authority
                   Tax and Revenue Anticipation
                   Notes.......................         06/30/98               4.250                 4,008,529
       19,500    South Coast California Local
                   Education Agency Note
                   Partners
                   Tax and Revenue Anticipation
                   Notes Series A..............         06/30/98               4.500                19,564,800
                                                                                              ----------------
                                                                                                    65,220,096
                                                                                              ----------------
COLORADO--1.46%
       11,100    Colorado Health Facilities
                   Authority
                   (Kaiser Permanente Series
                   A)..........................            A                   3.750                11,100,000
       10,000    Colorado Housing Finance
                   Authority
                   Multi-Family Housing Revenue
                   Project
                   (Grant Plaza Project).......            A                   4.275                10,000,000
       10,500    Moffat County Pollution
                   Control Revenue
                   (Colorado-Ule Electric).....            A                   4.150                10,500,000
                                                                                              ----------------
                                                                                                    31,600,000
                                                                                              ----------------
CONNECTICUT--0.67%
       14,500    Connecticut Development
                   Authority Pollution Control
                   Revenue
                   (Connecticut Light & Power
                   Company Project)............            A                   3.650                14,500,000
                                                                                              ----------------
DELAWARE--1.00%
       21,600    Delaware Economic Development
                   Authority
                   (Hospital Billing &
                   Collection Service, Ltd.)...            A                   3.650                21,600,000
                                                                                              ----------------
DISTRICT OF COLUMBIA--0.99%
        8,500    District of Columbia
                   Tax And Revenue Anticipation
                   Notes Series B..............         09/30/98               4.500                 8,539,397
        6,600    District of Columbia Revenue
                   (Georgetown University
                   Series C)...................            A                   3.800                 6,600,000
        6,300    District of Columbia General
                   Obligation..................            A                   4.350                 6,300,000
                                                                                              ----------------
                                                                                                    21,439,397
                                                                                              ----------------
FLORIDA--4.63%
       10,000    Broward County School District
                   Revenue Anticipation Notes
                   Series C....................         04/22/98               4.500                10,016,821
        9,730    Dade County Aviation
                   Revenue.....................            A                   3.700                 9,730,000
       22,000    Dade County Water And Sewer
                   Systems Revenue.............            A                   3.650                22,000,000
       13,330    Florida Local Government
                   Finance Commission Series A
                   Tax-Exempt Commercial
                   Paper.......................   02/12/98 to 03/11/98     3.800 to 3.850           13,330,000
        7,543    Gainesville Utilities Systems
                   Revenue
                   Tax-Exempt Commercial
                   Paper.......................         02/06/98               3.650                 7,543,000
        4,450    Orange County Health
                   Facilities Authority
                   (Adventist Health
                   Systems)....................            A                   4.150                 4,450,000
        6,000    Orange County Health
                   Facilities Authority
                   (Mayflower Retirement
                   Center).....................            A                   4.100                 6,000,000
        5,000    Orange County Health
                   Facilities Authority
                   (Pooled Hospital Loan
                   Program)....................         02/13/98               3.700                 5,000,000

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

FLORIDA (CONCLUDED)

  $     4,500    Putnam County Development
                   Authority Pollution Control
                   Revenue
                   (Seminole Electric H-4)
                   Adjustable Rate Bonds.......         03/15/98               3.700%         $      4,500,000
        8,750    Sarasota County Public
                   Hospital
                   Tax-Exempt Commercial
                   Paper.......................         04/10/98               3.800                 8,750,000
        3,980    Sunshine State Government
                   Finance Commission
                   Tax-Exempt Commercial
                   Paper.......................         04/09/98               3.800                 3,980,000
        5,000    University of North Florida
                   Foundation Incorporated.....            A                   4.200                 5,000,000
                                                                                              ----------------
                                                                                                   100,299,821
                                                                                              ----------------
GEORGIA--5.10%
       35,500    Burke County Development
                   Authority Pollution Control
                   (Oglethorpe Power Corp.)....            A               3.650 to 3.800           35,500,000
       10,000    Cobb County Housing Authority
                   Multi-Family Housing Revenue
                   (Greenhouse Frey Apartment
                   Project)....................            A                   4.150                10,000,000
       18,435    Georgia Municipal Electric
                   Authority
                   Tax-Exempt Commercial
                   Paper.......................            A               3.650 to 3.850           18,435,000
       26,300    Georgia Municipal Gas
                   Authority
                   (Transco Portfolio I Project
                   B)..........................            A                   3.650                26,300,000
        3,775    Georgia Municipal Gas
                   Authority
                   (Agency Project Series A)...            A                   3.650                 3,775,000
        3,500    Georgia State Series B........         03/01/98               6.750                 3,516,681
       12,860    Glynn Brunswick Memorial
                   Hospital Variable
                   Anticipation Certificates
                   (Southeast Georgia
                   Project)....................            A                   3.650                12,860,000
                                                                                              ----------------
                                                                                                   110,386,681
                                                                                              ----------------
IDAHO--0.48%
       10,500    Power County Pollution Control
                   Revenue
                   (FMC Corporation Project)...            A                   5.100                10,500,000
                                                                                              ----------------
ILLINOIS--9.62%
        3,250    Chicago Multi Family Housing
                   Revenue
                   (Waveland Associates Project
                   B)..........................            A                   3.800                 3,250,000
       32,600    Chicago O'Hare International
                   Airport Revenue
                   (General Airport)...........            A                   3.650                32,600,000
        3,000    Chicago Park District
                   Tax and Revenue Anticipation
                   Warrants....................         09/21/98               4.750                 3,018,430
        2,500    Chicago Public Building
                   Commerce Building Revenue
                   Series A....................         12/01/98               4.500                 2,515,547
       27,800    Cook County Illinois..........            A                   3.650                27,800,000
        4,000    Illinois Development Finance
                   Authority
                   (Chicago Symphony
                   Orchestra)..................            A                   3.650                 4,000,000
       16,200    Illinois Development Finance
                   Authority Pollution Control
                   Revenue
                   (Commonwealth Edison).......            A                   3.700                16,200,000
        5,000    Illinois Educational
                   Facilities Authority Revenue
                   (Field Museum)..............         06/17/98               3.800                 5,000,000
       11,500    Illinois Educational
                   Facilities Authority Revenue
                   (Pooled Loan)...............   02/23/98 to 04/20/98     3.750 to 3.850           11,500,000
        6,000    Illinois Educational
                   Facilities Authority Revenue
                   (Shad Aquarium).............         06/23/98               3.850                 6,000,000

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

ILLINOIS (CONCLUDED)

  $     4,895    Illinois Educational
                   Facilities Authority Revenue
                   (Northwestern University)...            A                   3.850%         $      4,895,000
          200    Illinois Health Facilities
                   Authority Revenue
                   (Central Dupage
                   Healthcorp).................            A                   5.100                   200,000
       22,170    Illinois Health Facilities
                   Authority Revenue
                   (Central Health and
                   Northwest Community)........            A                   4.000                22,170,000
          100    Illinois Health Facilities
                   Authority Revenue
                   (Elmhurst Memorial
                   Hospital)...................            A                   5.150                   100,000
        5,000    Illinois Health Facilities
                   Authority Revenue
                   (Evanston Hospital)
                   Tax-Exempt Commercial
                   Paper.......................         05/15/98               4.000                 5,000,000
       20,000    Illinois Health Facilities
                   Authority Revenue
                   (Evanston Hospital).........   03/31/98 to 10/15/98     3.800 to 3.900           20,000,000
       15,400    Illinois Health Facilities
                   Authority Revenue
                   (Loyola University Health
                   Systems B)..................            A                   3.650                15,400,000
       15,000    Illinois Health Facilities
                   Authority Revenue
                   (Victory Hospital)
                   Tax-Exempt Commercial
                   Paper.......................         01/29/98               3.700                15,000,000
        5,835    Illinois Health Facilities
                   Authority Revenue
                   (Rush Presbyterian
                   Hospital)...................         03/18/98               3.800                 5,835,000
        8,000    Illinois Health Facilities
                   Authority Revenue Series C
                   (Pooled Loan)...............            A                   3.800                 8,000,000
                                                                                              ----------------
                                                                                                   208,483,977
                                                                                              ----------------
INDIANA--2.63%
       12,500    City of Indianapolis Gas
                   Utility System
                   Tax-Exempt Commercial
                   Paper.......................   01/22/98 to 04/08/98     3.700 to 3.800           12,500,000
       11,500    Hoosier City of Sullivan
                   Pollution Control Revenue
                   (Hoosier Energy)
                   Tax-Exempt Commercial
                   Paper.......................         03/05/98               3.700                11,500,000
        2,750    Indianapolis Local Public
                   Improvement Bond
                   Bank Notes Series E.........         07/09/98               4.250                 2,756,273
        4,000    Indianapolis Local Public
                   Improvement Bond
                   Bank Notes Series H.........         07/09/98               4.250                 4,009,124
        8,000    Mount Vernon Pollution Control
                   Revenue
                   (Southern Indiana Gas)......            A                   4.050                 8,000,000
        7,900    Petersburg Pollution Control
                   Revenue
                   (Indianapolis Power & Light
                   Company)
                   Tax-Exempt Commercial
                   Paper.......................         02/11/98           3.700 to 3.800            7,900,000
       10,300    Rockport Pollution Control
                   Revenue
                   (AEP Generating Company
                   Project)....................            A                   5.100                10,300,000
                                                                                              ----------------
                                                                                                    56,965,397
                                                                                              ----------------
IOWA--0.83%
       18,000    Iowa Finance Authority
                   (Village Court Project).....            A               3.625 to 4.150           18,000,000
                                                                                              ----------------
KANSAS--1.20%
        8,900    Burlington Pollution Control
                   Revenue
                   (Kansas Electric Power
                   Company)....................         02/09/98               3.650                 8,900,000

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

KANSAS (CONCLUDED)

  $     1,600    Burlington Pollution Control
                   Revenue
                   (Kansas Power & Light
                   Company)
                   Tax-Exempt Commercial
                   Paper.......................         03/06/98               3.750%         $      1,600,000
        6,000    Topeka Notes Series B.........         03/04/98               4.250                 6,004,434
        9,500    Wichita Kansas Temporary Notes
                   Series 192..................         02/26/98               4.500                 9,509,905
                                                                                              ----------------
                                                                                                    26,014,339
                                                                                              ----------------
KENTUCKY--1.38%
        8,000    Kentucky Economic Development
                   Finance Authority
                   Hospital Facilities Revenue
                   (Baptist Healthcare Systems
                   Obligation).................            A                   4.050                 8,000,000
        8,295    Mason County Pollution Control
                   Revenue
                   (East Kentucky Power
                   National Rural).............            A                   3.850                 8,295,000
        3,380    Pendleton Multi-County Lease
                   Revenue
                   (Kentucky Associates Leasing
                   Program)
                   Adjustable Rate Bonds.......         07/01/98               3.950                 3,380,000
       10,250    Trimble County Pollution
                   Control
                   (Louisville Gas & Electric
                   Company)
                   Tax-Exempt Commercial
                   Paper.......................   02/06/98 to 02/10/98     3.800 to 3.850           10,250,000
                                                                                              ----------------
                                                                                                    29,925,000
                                                                                              ----------------
LOUISIANA--2.45%
        9,700    Calcasieu Parish Industrial
                   Development Board
                   Pollution Control Revenue
                   (Citgo Petroleum
                   Corporation)................            A                   3.700                 9,700,000
       11,500    Jefferson Parish Hospital
                   Service District Hospital
                   Revenue.....................            A                   3.800                11,500,000
        3,000    Louisiana Offshore Terminal
                   Authorty Revenue
                   (Loop Incorporated First
                   Stage Series A).............            A                   3.650                 3,000,000
       12,000    Louisiana Public Facilities
                   Authority Pollution Control
                   Revenue
                   (Ciba Geigy)................            A                   3.650                12,000,000
        8,000    Louisiana Public Facilities
                   Authority Revenue
                   (College and University
                   Equipment and Capital Series
                   A)..........................            A                   3.800                 8,000,000
        3,000    Plaquemines Port Harbor and
                   Terminal District
                   Marine Terminal Facilities
                   Revenue Electro Coal
                   Transfer Series A
                   (Tampa Electric) Tax-Exempt
                   Commercial Paper............         02/06/98               3.750                 3,000,000
        5,900    South Louisiana Port
                   Commission Marine Terminal
                   Facilities Revenue
                   (Occidental Petroleum)......            A                   3.650                 5,900,000
                                                                                              ----------------
                                                                                                    53,100,000
                                                                                              ----------------
MARYLAND--3.01%
        6,000    Baltimore County Consolidated
                   Public Improvement
                   Tax-Exempt Commercial
                   Paper.......................         02/02/98               3.650                 6,000,000
       16,000    Howard County Series B
                   Tax-Exempt Commercial
                   Paper.......................   01/21/98 to 08/15/98         3.650                16,000,000
        2,500    Howard County General
                   Obligation..................         08/15/98               5.500                 2,526,404

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

MARYLAND (CONCLUDED)

  $    17,716    Maryland Health & Higher
                   Education Facilities Revenue
                   Series C
                   (John Hopkins)
                   Tax-Exempt Commercial
                   Paper.......................   02/13/98 to 02/27/98    3.700 to 3.850%     $     17,716,000
       13,750    Montgomery County Series B
                   (Consolidated Public
                   Improvement)................   02/05/98 to 10/01/98     3.650 to 6.800           13,831,756
        9,200    University of Maryland
                   Equipment Tender Notes......            A                   3.800                 9,200,000
                                                                                              ----------------
                                                                                                    65,274,160
                                                                                              ----------------
MASSACHUSETTS--2.33%
       11,600    Boston Water and Sewer
                   Commission Revenue Series
                   A...........................            A                   3.700                11,600,000
       10,000    Massachusetts Health &
                   Educational Facilities
                   Authority
                   (Capital Asset Program).....            A                   3.850                10,000,000
        5,400    Massachusetts Health &
                   Education
                   (Boston University)
                   Tax-Exempt Commercial
                   Paper.......................         01/21/98               3.800                 5,400,000
        6,700    Massachusetts Industrial
                   Finance Agency Resources
                   Recovery Revenue
                   (Refunding Ogden Haverhill
                   Project A)..................            A                   3.500                 6,700,000
        4,000    Massachusetts Municipal
                   Wholesale Electric Company
                   Power Supply Systems
                   Revenue.....................            A                   3.500                 4,000,000
        8,700    Massachusetts Water Resources
                   Authority
                   Tax-Exempt Commercial
                   Paper.......................         01/20/98               3.800                 8,700,000
        4,100    Whitman Hanson Regional School
                   District
                   Bond Anticipation Notes.....         07/15/98               4.250                 4,106,564
                                                                                              ----------------
                                                                                                    50,506,564
                                                                                              ----------------
MICHIGAN--2.61%
        9,500    Michigan Municipal Bond
                   Authority Revenue...........   07/02/98 to 09/18/98         4.500                 9,531,257
        9,000    Michigan State Building
                   Authority Revenue Series 1
                   Tax-Exempt Commercial
                   Paper.......................         03/02/98               3.750                 9,000,000
        4,000    Michigan State Housing
                   Development Authority
                   (Shoal Creek)...............            A                   3.650                 4,000,000
       16,000    Michigan State Notes..........         09/30/98               4.500                16,084,536
        6,200    Michigan Strategic Fund
                   (Dow Chemical Company)......            A                   5.100                 6,200,000
        6,300    Michigan Strategic Fund
                   (Dow Chemical Company)
                   Tax-Exempt Commercial
                   Paper.......................   01/21/98 to 01/26/98         3.700                 6,300,000
        5,400    Northville Township Economic
                   Development Corporation
                   Limited Obligation Revenue
                   (Thrifty Northville
                   Incorporated Project).......            A                   4.275                 5,400,000
                                                                                              ----------------
                                                                                                    56,515,793
                                                                                              ----------------
MINNESOTA--0.25%
        5,400    Rochester Health Care
                   Facilities Revenue
                   (Mayo Foundation)...........   04/08/98 to 04/09/98         3.650                 5,400,000
                                                                                              ----------------

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------
MISSISSIPI--1.50%
  $     2,000    Claiborne County Pollution
                   Control Revenue
                   (Southern Mississippi
                   Electric)
                   Tax-Exempt Commercial
                   Paper.......................         05/08/98               3.800%         $      2,000,000
       24,100    Harrison County Pollution
                   Control Revenue
                   (DuPont)....................            A                   5.100                24,100,000
        6,500    Perry County Pollution Control
                   Revenue
                   (Leaf River Forest).........            A                   4.250                 6,500,000
                                                                                              ----------------
                                                                                                    32,600,000
                                                                                              ----------------
MISSOURI--1.90%
        3,000    Independence Water Utility
                   Revenue
                   Tax-Exempt Commercial
                   Paper.......................         02/05/98               3.700                 3,000,000
        5,000    Missouri Environmental
                   Improvement & Energy
                   Resource Authority
                   Pollution Control Revenue
                   (Union Electric)
                   Adjustable Rate Bonds.......            A                   3.950                 5,000,000
       12,400    Missouri Health & Education
                   Facilities Authority
                   (SSM Healthcare)............            A                   3.700                12,400,000
       16,650    Missouri Health & Education
                   Facilities Authority
                   (SSM Healthcare)
                   Tax-Exempt Commercial
                   Paper.......................   03/23/98 to 06/01/98     3.750 to 7.750           16,782,878
        4,000    Missouri State Health &
                   Educational Facilities
                   Authority
                   (Mehlville School District
                   Series H)...................         09/14/98               4.500                 4,016,122
                                                                                              ----------------
                                                                                                    41,199,000
                                                                                              ----------------
MONTANA--0.31%
        6,800    Forsyth Pollution Control
                   Revenue
                   (Portland General Electric
                   Series C)...................            A                   4.150                 6,800,000
                                                                                              ----------------
NEBRASKA--1.51%
       11,100    Lancaster County Hospital
                   Revenue
                   (Bryan Memorial Hospital
                   Project)....................            A                   3.650                11,100,000
       15,100    Nebraska Higher Education Loan
                   Authority...................            A                   3.650                15,100,000
        6,460    Omaha Public Power District
                   Electric
                   Tax-Exempt Commercial
                   Paper.......................         03/11/98               3.750                 6,460,000
                                                                                              ----------------
                                                                                                    32,660,000
                                                                                              ----------------
NEVADA--1.28%
       27,644    Clark County Airport
                   Improvement Revenue.........            A                   3.650                27,644,000
                                                                                              ----------------
NEW HAMPSHIRE--1.18%
        6,000    New Hampshire Higher Education
                   Authority Revenue
                   (Dartmouth College)
                   Adjustable Rate Bonds.......         06/01/98               3.950                 6,000,000
       19,525    New Hampshire Housing Finance
                   Authority Multi-Family
                   Revenue
                   (EQR Bond Partnership
                   Project)....................            A                   4.150                19,525,000
                                                                                              ----------------
                                                                                                    25,525,000
                                                                                              ----------------

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------
NEW JERSEY--1.44%
  $    10,000    Essex County Bond Anticipation
                   Notes
                   Series A....................         08/07/98               4.250%         $     10,019,530
        5,000    Jersey City Bond Anticipation
                   Notes.......................         09/18/98               4.375                 5,016,605
        8,000    New Jersey State Series 1998A
                   Tax-Exempt Commercial
                   Paper.......................   01/21/98 to 03/09/98         3.750                 8,000,000
        2,200    Pleasantville School District
                   Temporary Notes.............         08/28/98               4.250                 2,206,035
        6,000    South Plainfield
                   Bond Anticipation Notes.....         07/22/98               4.250                 6,007,325
                                                                                              ----------------
                                                                                                    31,249,495
                                                                                              ----------------
NEW MEXICO--1.98%
       13,000    Albuquerque Airport Revenue...            A                   3.650                13,000,000
       10,550    Albuquerque Gross Receipts
                   Lodges Tax Revenue Series
                   A...........................            A                   3.700                10,550,000
        1,390    Gallup Pollution Control
                   Revenue
                   (Plains Electric
                   Generation).................         08/15/98               5.500                 1,403,638
       17,935    University of New Mexico
                   University Revenues.........            A                   3.650                17,935,000
                                                                                              ----------------
                                                                                                    42,888,638
                                                                                              ----------------
NEW YORK--3.83%
        5,000    Dover Union Free School
                   District
                   Bond Anticipation Notes.....         09/11/98               4.250                 5,010,658
        4,000    Lindenhurst Union Free School
                   District
                   Tax Anticipation Notes......         06/24/98               4.250                 4,004,214
        2,000    Municipal Assistance
                   Corporation for New York
                   City........................            A                   3.550                 2,000,000
        1,500    Municipal Assistance
                   Corporation for New York
                   City
                   Tax-Exempt Commercial
                   Paper.......................         04/07/98               3.650                 1,500,000
        7,500    Nassau County New York
                   Revenue Anticipation Notes
                   Series A....................         03/10/98               4.250                 7,505,443
        4,200    New York City
                   Tax-Exempt Commercial
                   Paper.......................         03/13/98               3.800                 4,200,000
        9,000    New York City Municipal Water
                   Finance Authority
                   Tax-Exempt Commercial
                   Paper.......................         02/18/98               3.800                 9,000,000
        3,400    New York State Energy Research
                   & Development Authority
                   Pollution Control Revenue
                   (Orange and Rockland Project
                   A)..........................            A                   3.550                 3,400,000
        7,000    New York State Housing Finance
                   Agency
                   (Normandie Court I
                   Project)....................            A                   4.000                 7,000,000
       10,000    New York State Power Authority
                   Tax-Exempt Commercial
                   Paper.......................         02/25/98               3.700                10,000,000
        4,500    Smithtown Central School
                   District
                   Tax Anticipation Notes......         06/29/98               4.500                 4,512,748
       21,800    Suffolk County Water Authority
                   Bond Anticipation Notes.....            A                   3.550                21,800,000
        3,000    Triborough Bridge and Tunnel
                   Authority...................            A                   3.650                 3,000,000
                                                                                              ----------------
                                                                                                    82,933,063
                                                                                              ----------------
NORTH CAROLINA--5.32%
       25,280    Charlotte Airport Revenue.....            A                   3.550                25,280,000

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

NORTH CAROLINA (CONCLUDED)

  $    10,400    Charlotte Mecklenberg Hospital
                   Authority
                   Health Care Systems Revenue
                   Series D....................            A                   4.150%         $     10,400,000
       21,300    North Carolina Education and
                   Medicare
                   (Duke University
                   Hospital)...................            A                   4.100                21,300,000
       22,000    North Carolina Educational
                   Facility
                   (Bowman Grey School Medical
                   Project)....................            A                   4.050                22,000,000
       20,000    North Carolina Educational
                   Facility
                   (Duke University Project)...            A                   4.100                20,000,000
        9,815    North Carolina Educational
                   Facility
                   (Elon College)..............            A                   3.700                 9,815,000
        3,000    North Carolina Municipal Power
                   Series A
                   Tax-Exempt Commercial
                   Paper.......................         01/22/98               3.800                 3,000,000
        3,500    Union County Industrial
                   Facilities and Pollution
                   Control
                   Financing Authority
                   (Square D Company
                   Project)....................            A                   4.150                 3,500,000
                                                                                              ----------------
                                                                                                   115,295,000
                                                                                              ----------------
NORTH DAKOTA--0.96%
       10,850    Grand Forks Health Care
                   Facilities Revenue
                   (The United Hospital Group
                   Project)....................            A                   5.100                10,850,000
       10,000    Oliver County Pollution
                   Control Revenue
                   (Square Butte Electric A)...            A                   3.650                10,000,000
                                                                                              ----------------
                                                                                                    20,850,000
                                                                                              ----------------
OHIO--1.93%
        5,600    Columbus Electric Systems
                   Revenue.....................            A                   3.700                 5,600,000
       12,700    Columbus Sewer Revenue........            A                   4.100                12,700,000
       10,000    Cuyahoga County Hospital
                   Revenue
                   (Cleveland Clinic Foundation
                   A)..........................            A                   3.600                10,000,000
        5,000    Montgomery County Hospital
                   Revenue
                   (Miami Valley Hospital
                   Series C)
                   Tax-Exempt Commercial
                   Paper.......................         01/30/98               3.800                 5,000,000
        8,400    Ohio State Water Development
                   Authority Series 1988
                   (Cleveland Electric)
                   Tax-Exempt Commercial
                   Paper.......................         02/04/98               3.650                 8,400,000
                                                                                              ----------------
                                                                                                    41,700,000
                                                                                              ----------------
OKLAHOMA--0.74%
       12,350    Tulsa Industrial Authority
                   Hospital Revenue
                   (University of Tulsa Series
                   B)..........................            A                   3.800                12,350,000
        3,575    Tulsa Parking Authority
                   Revenue
                   (Williams Center)
                   Adjustable Rate Bond........         05/15/98               3.800                 3,575,000
                                                                                              ----------------
                                                                                                    15,925,000
                                                                                              ----------------
OREGON--2.08%
        5,665    Oregon Housing and Community
                   Services Department Mortgage
                   Revenue Single Family
                   Mortgage Series C
                   Adjustable Rate Bonds.......         05/14/98               3.950                 5,665,000

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

OREGON (CONCLUDED)

  $    29,500    Oregon State General
                   Obligation
                   (Veterans Welfare)..........            A              3.650 to 3.700%     $     29,500,000
       10,000    Oregon State Series 73 H......            A                   3.650                10,000,000
                                                                                              ----------------
                                                                                                    45,165,000
                                                                                              ----------------
PENNSYLVANIA--3.14%
        4,000    Alleghany County Pollution
                   Control Revenue
                   (U.S. Steel)
                   Tax-Exempt Commercial
                   Paper.......................         02/12/98               3.700                 4,000,000
        7,400    Bucks County Industrial
                   Development Authority
                   Revenue
                   (Edgcomb Metals Company)....            A                   3.950                 7,400,000
       17,400    Delaware Valley Regional
                   Finance Authority
                   Local Government Revenue....            A                   3.650                17,400,000
        8,000    Northeastern Pennsylvania
                   Hospital Authority Revenue
                   Tax-Exempt Commercial
                   Paper.......................   01/28/98 to 03/06/98         3.700                 8,000,000
       12,200    Northumberland County
                   Industrial Development
                   Authority
                   Pollution Control Revenue
                   (Merck and Company Inc.)....            A               3.850 to 4.400           12,200,000
        5,000    Philadelphia Gas Works
                   Tax-Exempt Commercial
                   Paper.......................         02/25/98               3.700                 5,000,000
        2,000    Philadelphia Tax and Revenue
                   Anticipation Notes Series
                   A...........................         06/30/98               4.500                 2,004,740
        8,000    Pottsville Hospital Authority
                   Hospital Revenue
                   (Charity Obligation Group
                   Series F)...................            A                   3.650                 8,000,000
        4,000    Temple University of the
                   Commonwealth Systems of
                   Higher Education
                   University Funding
                   Obligations.................         05/18/98               4.750                 4,012,270
                                                                                              ----------------
                                                                                                    68,017,010
                                                                                              ----------------
SOUTH CAROLINA--1.40%
        6,200    Greenville County Industrial
                   Revenue
                   (Edgcomb Metals Company
                   Project)....................            A                   4.150                 6,200,000
        1,900    Greenville County School
                   District
                   Tax Anticipation Notes......         03/01/98               4.100                 1,900,879
       13,800    South Carolina Jobs Economic
                   Development Authority
                   Hospital Facilities Revenue
                   (Baptist Healthcare
                   Systems)....................            A                   3.650                13,800,000
        8,490    South Carolina Public Service
                   Authority Refunding Series
                   A...........................            A               5.400 to 6.000            8,490,000
                                                                                              ----------------
                                                                                                    30,390,879
                                                                                              ----------------
TENNESSEE--3.20%
        4,400    Clarksville Public Building
                   Authority Revenue...........            A                   3.650                 4,400,000
       10,000    Metropolitan Nashville &
                   Davidson Health & Education
                   (Vanderbilt University)
                   Adjustable Rate Bonds.......            A               3.800 to 3.950           10,000,000
        8,600    Metropolitan Nashville &
                   Davidson Industrial
                   (Timberlake)................            A                   4.000                 8,600,000
        4,000    Metropolitan Nashville Airport
                   Authority...................            A                   3.750                 4,000,000
       10,000    Shelby County 1997 Series A...         02/20/98               3.700                10,000,000
        3,000    Shelby County 1997 Series B...         01/27/98               3.700                 3,000,000

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

TENNESSEE (CONCLUDED)

  $     2,900    Shelby County Health
                   Educational & Housing
                   Facilities
                   Board Revenue
                   (Lebonheur Childrens Medical
                   Center C)
                   (Pre-refunded with U.S.
                   Government Securities to
                   8/15/98 @ 102)..............         08/15/98               7.600%         $      3,023,075
       12,000    Tennessee Local Development
                   Authority Revenue
                   Bond Anticipation Notes
                   Series A....................            A                   3.600                12,000,000
       14,300    Tennessee State
                   Tax-Exempt Commercial
                   Paper.......................   03/20/98 to 03/24/98         3.800                14,300,000
                                                                                              ----------------
                                                                                                    69,323,075
                                                                                              ----------------
TEXAS--12.32%
        7,260    Bexar County Health Facilities
                   Development
                   (Army Retirement
                   Foundation).................            A                   4.150                 7,260,000
       10,000    Brazos River Harbor Navigation
                   District
                   (Dow Chemical)
                   Tax-Exempt Commercial
                   Paper.......................   02/02/98 to 03/09/98     3.700 to 3.800           10,000,000
        4,100    Brownsville Utilities
                   Tax-Exempt Commercial
                   Paper.......................         02/17/98               3.750                 4,100,000
       10,585    City of Austin Combined
                   Utilities System
                   Tax-Exempt Commercial
                   Paper.......................   02/09/98 to 03/09/98     3.700 to 3.750           10,585,000
        4,000    City of Houston Water & Sewer
                   Authority
                   Tax-Exempt Commercial
                   Paper.......................         01/20/98               3.800                 4,000,000
       18,000    Dallas Area Rapid
                   Transportation Authority
                   Revenue
                   Tax-Exempt Commercial
                   Paper.......................   03/17/98 to 03/27/98     3.750 to 3.800           18,000,000
        4,500    Denton Independent School
                   District
                   Variable Series B...........         08/14/98               3.900                 4,500,000
       12,800    Georgetown Higher Education
                   Finance Corp.
                   (Southwestern University)...            A                   3.750                12,800,000
        8,000    Harris County Health
                   Facilities
                   (Baylor College of Medical
                   Project)....................            A                   3.700                 8,000,000
        6,000    Harris County Health
                   Facilities
                   (Memorial Hospital Systems
                   Project Series B)...........            A                   3.650                 6,000,000
       23,100    Harris County Toll Roads......            A                   3.800                23,100,000
       39,100    Houston General Obligation
                   Tax-Exempt Commercial
                   Paper.......................   01/29/98 to 04/24/98     3.700 to 3.800           39,100,000
        4,000    Lower Colorado River Authority
                   Series B
                   Tax-Exempt Commercial
                   Paper.......................         02/05/98               3.700                 4,000,000
        8,000    Port of Corpus Christi
                   Authority Texas
                   (Koch Industries)
                   Tax-Exempt Commercial
                   Paper.......................            A                   3.700                 8,000,000
        7,800    Texas A&M University
                   Tax-Exempt Commercial
                   Paper.......................   02/11/98 to 03/16/98     3.700 to 3.750            7,800,000
        8,700    Texas Municipal Power Agency
                   Tax-Exempt Commercial
                   Paper.......................         01/23/98               3.700                 8,700,000
       10,000    Texas State
                   Tax-Exempt Commercial
                   Paper.......................   02/19/98 to 02/24/98         3.700                10,000,000
       74,600    Texas State Tax and Revenue
                   Anticipation Notes..........         08/31/98               4.750                75,039,573

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------

TEXAS (CONCLUDED)

  $     6,000    Travis County Health
                   Facilities Development
                   Corporation
                   Hospital Revenue
                   (Charity Obligation Group
                   Series E)...................            A                   3.500%         $      6,000,000
                                                                                              ----------------
                                                                                                   266,984,573
                                                                                              ----------------
UTAH--0.90%
        1,600    Intermountain Power Agency
                   Series B 1
                   Tax-Exempt Commercial
                   Paper.......................         02/26/98               3.750                 1,600,000
       11,900    Salt Lake City
                   (Pooled Hospital)
                   Tax-Exempt Commercial
                   Paper.......................   02/09/98 to 02/10/98     3.800 to 3.850           11,900,000
        6,100    State of Utah Highway Series
                   97A
                   Tax-Exempt Commercial
                   Paper.......................         02/19/98               3.750                 6,100,000
                                                                                              ----------------
                                                                                                    19,600,000
                                                                                              ----------------
VERMONT--0.21%
        4,600    Vermont Educational & Health
                   Buildings Agency
                   (Norwich University Project
                   Series A)...................            A                   4.150                 4,600,000
                                                                                              ----------------
VIRGINIA--1.25%
        6,330    Chesterfield County Industrial
                   Development Authority
                   Pollution Control Revenue
                   (Virginia Electric Power)...         01/30/98               3.750                 6,330,000
        4,500    Industrial Development
                   Authority of Norfolk
                   (Sentara Hospital)
                   Tax-Exempt Commercial
                   Paper.......................         03/19/98               3.800                 4,500,000
       16,225    Town of Louisa Industrial
                   Development Authority
                   (Virginia Electric Power
                   Company)....................   01/27/98 to 03/30/98     3.800 to 3.900           16,225,000
                                                                                              ----------------
                                                                                                    27,055,000
                                                                                              ----------------
WASHINGTON--2.07%
       12,600    King County Sewer Revenue
                   Series A
                   Tax-Exempt Commercial
                   Paper.......................         02/24/98               3.750                12,600,000
        7,600    Seattle Municipal Light and
                   Power Revenue
                   Tax-Exempt Commercial
                   Paper.......................         01/07/98               3.650                 7,600,000
       14,800    Snohomish Public Utility
                   District....................            A                   3.650                14,800,000
        9,785    Washington Public Power Supply
                   Systems Nuclear.............            A                   3.750                 9,785,000
                                                                                              ----------------
                                                                                                    44,785,000
                                                                                              ----------------
WISCONSIN--1.64%
        6,100    City of Oak Creek Pollution
                   Control Revenue
                   (Wisconsin Electric Power
                   Company)....................            A                   4.100                 6,100,000
        3,175    Greenfield Refunding Series
                   A...........................         02/01/98               4.500                 3,176,629
       14,800    Racine Unified School District
                   Tax and Revenue Anticipation
                   Promissory Notes............         08/24/98               4.250                14,834,352
        9,310    Wisconsin State...............   02/18/98 to 02/23/98     3.700 to 3.750            9,310,000
        2,035    Wisconsin State Series A......         05/01/98           6.800 to 7.100            2,055,849
                                                                                              ----------------
                                                                                                    35,476,830
                                                                                              ----------------

PAINEWEBBER RMA TAX-FREE FUND, INC.

  PRINCIPAL
   AMOUNT
    (000)                                            MATURITY DATES        INTEREST RATES          VALUE
-------------                                     --------------------  --------------------  ----------------
WYOMING--0.69%
  $     4,300    Carbon County Pollution
                   Control Revenue
                   (Amoco).....................            A                   3.750%         $      4,300,000
        6,675    Lincoln County Pollution
                   Control Revenue
                   (Amoco Project Standard
                   Oil)........................         04/01/98               3.750                 6,675,000
        4,000    Uinta County Pollution Control
                   Revenue
                   (Amoco).....................            A                   3.850                 4,000,000
                                                                                              ----------------
                                                                                                    14,975,000
                                                                                              ----------------
Total Investments (cost--$2,188,609,490, which
  approximates cost for federal
  income tax purposes)--101.02%................
                                                                                                 2,188,609,490
Liabilities in excess of other
assets--(1.02)%................................                                                    (22,005,867)
                                                                                              ----------------
Net Assets (applicable to 2,167,739,142 shares
  of common stock outstanding at $1.00 per
  share)--100.00%..............................                                               $  2,166,603,623
                                                                                              ----------------
                                                                                              ----------------

-----------------

A -- Variable Rate Demand Notes and Variable Rate Certificates of Participation are payable on demand. The interest rates shown are the current rates as of December 31, 1997 and reset periodically.

                       Weighted average maturity--54 days

                 See accompanying notes to financial statements

PAINEWEBBER RMA TAX-FREE FUND, INC.

STATEMENT OF OPERATIONS

                                                                                                                    FOR THE SIX
                                                                                                                   MONTHS ENDED
                                                                                                                 DECEMBER 31, 1997
                                                                                                                    (UNAUDITED)
                                                                                                                 -----------------
INVESTMENT INCOME:
Interest.......................................................................................................    $  42,085,371
                                                                                                                 -----------------

EXPENSES:
Investment advisory and administration.........................................................................        5,012,681
Distribution fees..............................................................................................          912,284
Transfer agency and service fees...............................................................................          292,384
Custody and accounting.........................................................................................          114,715
Reports and notices to shareholders............................................................................           73,118
Legal and audit................................................................................................           63,346
Federal and state registration.................................................................................           62,909
Insurance......................................................................................................           24,500
Directors' fees................................................................................................            5,250
Other expenses.................................................................................................           14,864
                                                                                                                 -----------------
                                                                                                                       6,576,051
                                                                                                                 -----------------
NET INVESTMENT INCOME..........................................................................................       35,509,320
NET REALIZED GAIN FROM INVESTMENT TRANSACTIONS.................................................................            7,805
                                                                                                                 -----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........................................................    $  35,517,125
                                                                                                                 -----------------
                                                                                                                 -----------------

                 See accompanying notes to financial statements

PAINEWEBBER RMA TAX-FREE FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                   FOR THE SIX
                                                                                                  MONTHS ENDED      FOR THE YEAR
                                                                                                DECEMBER 31, 1997      ENDED
                                                                                                   (UNAUDITED)     JUNE 30, 1997
                                                                                                -----------------  --------------
FROM OPERATIONS:
Net investment income.........................................................................   $    35,509,320   $   62,719,828
Net realized gain from investment transactions................................................             7,805          185,637
                                                                                                -----------------  --------------
Net increase in net assets resulting from operations..........................................        35,517,125       62,905,465
                                                                                                -----------------  --------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income.........................................................................       (35,509,320)     (62,719,828)
                                                                                                -----------------  --------------

NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS....................................       100,676,302       52,285,794
                                                                                                -----------------  --------------
Net increase in net assets....................................................................       100,684,107       52,471,431

NET ASSETS:
Beginning of period...........................................................................     2,065,919,516    2,013,448,085
                                                                                                -----------------  --------------
End of period.................................................................................   $ 2,166,603,623   $2,065,919,516
                                                                                                -----------------  --------------
                                                                                                -----------------  --------------

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  PaineWebber RMA Tax-Free Fund, Inc. (the "Fund") was organized under the laws of Maryland on July 2, 1982 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company.

  The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Following is a summary of significant accounting policies:

  VALUATION AND ACCOUNTING FOR INVESTMENTS AND INVESTMENT INCOME--Investments are valued at amortized cost which approximates market value. Investment transactions are recorded on trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Premiums are amortized and discounts are accreted as adjustments to interest income and the identified cost of investments.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

  The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments, including those particular to a specific industry or region.

ACQUISITIONS

  Effective November 26, 1996, the Fund acquired all the net assets of PaineWebber RMA Connecticut Municipal Money Fund ("RMA Connecticut") pursuant to a plan of reorganization approved by RMA Connecticut shareholders on November 25, 1996. The acquisition was accomplished by a tax-free exchange of 19,670,455 shares of the Fund for 19,670,455 shares of RMA Connecticut outstanding on November 26, 1996. RMA Connecticut's net assets at that date, valued at $19,671,259, were combined with those of the Fund.

INVESTMENT ADVISER AND ADMINISTRATOR

  The Fund's Board of Directors has approved an Investment Advisory and Administration Contract ("Advisory Contract") with PaineWebber Incorporated ("PaineWebber"), under which PaineWebber serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays PaineWebber an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

                                                                                                                    ANNUAL
AVERAGE DAILY NET ASSETS                                                                                             RATE
----------------------------------------------------------------------------------------------------------------  -----------
Up to $1.0 billion..............................................................................................        0.50%
In excess of $1.0 billion up to $1.5 billion....................................................................        0.44
Over $1.5 billion...............................................................................................        0.36

At December 31, 1997, the Fund owed PaineWebber $859,037 for investment advisory and administration fees.

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

  Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly-owned asset management subsidiary of PaineWebber, serves as sub-adviser and sub-administrator of the Fund pursuant to a Sub-Advisory and Sub-Administration Contract between PaineWebber and Mitchell Hutchins. In accordance with that contract, PaineWebber (not the Fund) pays Mitchell Hutchins a fee, computed daily and paid monthly, at an annual rate of 20% of the fee paid by the Fund to PaineWebber under the Advisory Contract.

DISTRIBUTION PLAN

  PaineWebber is the distributor of the Fund's shares. Under the plan of distribution, the Fund is authorized to pay PaineWebber a monthly service fee at the annual rate of up to 0.15% of its average daily net assets for providing certain shareholder services. PaineWebber was compensated for providing such services at the annual rate of 0.08% of the Fund's average daily net assets until February 11, 1998. Effective February 12, 1998, this fee became payable at the annual rate of 0.125% of average daily net assets. At December 31, 1997, the Fund owed PaineWebber $156,924 for such service fees.

TRANSFER AGENCY SERVICE FEES

  Prior to August 1, 1997, the Fund paid PaineWebber an annual fee of $4.00 per active shareholder account, plus certain out-of-pocket expenses, for certain services not provided by the Fund's transfer agent. For these services for the month ended July 31, 1997, PaineWebber earned $20,345 in service fees from the Fund.

  Subsequent to July 31, 1997, PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for these services by PFPC, Inc., not the Fund. For the five months ended December 31, 1997, PaineWebber received from PFPC, Inc., not the Fund, approximately 51% of the total transfer agency and related service fees collected by PFPC, Inc. from the Fund.

OTHER LIABILITIES

  At December 31, 1997, the amounts payable for investments purchased and dividends payable aggregated $37,600,000 and $2,908,086, respectively.

FEDERAL TAX STATUS

  The Fund intends to distribute all of its tax-exempt income and any taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

  At June 30, 1997, the Fund had net capital loss carryforward of $631,340. The loss carryforward is available as a reduction, to the extent provided in the regulations, of future net realized capital gains, and will expire between June 30, 1998 and June 30, 2004. To the extent that the losses are used to offset future net capital gains, the gains so offset will not be distributed.

NOTES TO FINANCIAL STATEMENTS(UNAUDITED)

CAPITAL SHARE TRANSACTIONS

  There are 20 billion $0.001 par value authorized shares of common stock. Transactions in capital shares, at $1.00 per share, were as follows:

                                                                                       FOR THE SIX       FOR THE YEAR
                                                                                      MONTHS ENDED          ENDED
                                                                                    DECEMBER 31, 1997   JUNE 30, 1997
                                                                                    -----------------  ----------------
Shares sold.......................................................................     6,183,834,026     13,694,087,087
Share issued in connection with the acquisition of RMA Connecticut................         --                19,670,455
Shares repurchased................................................................    (6,117,387,061)   (13,722,257,996)
Dividends reinvested..............................................................        34,229,337         60,786,248
                                                                                    -----------------  ----------------
Net increase in shares outstanding................................................       100,676,302         52,285,794
                                                                                    -----------------  ----------------
                                                                                    -----------------  ----------------

PAINEWEBBER RMA TAX-FREE FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of Common Stock outstanding throughout each period is presented below:

                                        FOR THE SIX
                                        MONTHS ENDED                            FOR THE YEARS ENDED JUNE 30,
                                     DECEMBER 31, 1997    ------------------------------------------------------------------------
                                        (UNAUDITED)           1997           1996           1995           1994           1993
                                     ------------------   ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of
  period...........................      $     1.00       $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                             ------           ------         ------         ------         ------         ------
Net investment income..............           0.016            0.029          0.030          0.030          0.019          0.021
Dividends from net investment
  income...........................          (0.016)          (0.029)        (0.030)        (0.030)        (0.019)        (0.021)
                                             ------           ------         ------         ------         ------         ------
Net asset value, end of period.....      $     1.00       $     1.00     $     1.00     $     1.00     $     1.00     $     1.00
                                             ------           ------         ------         ------         ------         ------
                                             ------           ------         ------         ------         ------         ------
Total investment return(1).........            1.58%            2.98%          3.09%          3.03%          1.88%          2.07%
                                             ------           ------         ------         ------         ------         ------
                                             ------           ------         ------         ------         ------         ------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's)..........................      $2,166,604       $2,065,920     $2,013,448     $1,562,040     $1,427,724     $1,248,702
Expenses to average net assets.....            0.58%*           0.61%          0.61%(2)       0.63%          0.64%          0.65%
Net investment income to average
  net assets.......................            3.11%*           2.94%          3.02%(2)       3.00%          1.90%          2.06%

-----------------

*  Annualized

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for period less than one year has not been annualized.

(2) These ratios include non-recurring acquisition expenses of 0.01%.

--------------------------------------------------------------------------------



DIRECTORS

E. Garrett Bewkes, Jr.               Mary C. Farrell
CHAIRMAN                             Meyer Feldberg
Margo N. Alexander                   George W. Gowen
Richard Q. Armstrong                 Frederic V. Malek
Richard R. Burt                      Carl W. Schafer


PRINCIPAL OFFICERS

Margo N. Alexander                   Paul H. Schubert
PRESIDENT                            VICE PRESIDENT AND TREASURER
Victoria E. Schonfeld                Dennis L. McCauley
VICE PRESIDENT                       VICE PRESIDENT
Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY


INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

PaineWebber Incorporated
1285 Avenue of the Americas
New York, New York 10019


SUB-ADVISER AND SUB-ADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019


THE FINANCIAL INFORMATION INCLUDED HEREIN IS TAKEN FROM THE RECORDS OF THE FUNDS WITHOUT EXAMINATION BY INDEPENDENT ACCOUNTANTS WHO DO NOT EXPRESS AN OPINION THEREON.

THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF A FUND UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

                                        PAINEWEBBER




                                        RMA MONEY MARKET
                                        PORTFOLIO

                                        RMA U.S. GOVERNMENT
                                        PORTFOLIO

                                        RMA TAX-FREE FUND, INC.


         PAINEWEBBER

-C- 1998 PaineWebber Incorporated
        Member SIPC


                                        DECEMBER 31, 1997

                                        SEMIANNUAL REPORT